FT Vest SandP 500 Dividend Aristocrats Target Income ETF Expense Example, No Redemption - FT Vest SandP 500 Dividend Aristocrats Target Income ETF - FT Vest SandP 500 Dividend Aristocrats Target Income ETF
Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	$ 918